Equity-settled share-based payments - Additional Information (Details) £ / shares in Units, £ in Thousands	12 Months Ended
	Dec. 31, 2021 GBP (£) shares £ / shares	Dec. 31, 2020 GBP (£) shares £ / shares	Dec. 31, 2019 GBP (£) shares £ / shares	Dec. 31, 2018 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average remaining contractual life	8 years 3 months 18 days	7 years 4 months 24 days	7 years 2 months 12 days
Weighted average share price | £ / shares	£ 5.7539	£ 4.3519	£ 1.2624
Options outstanding	8,052,699	6,768,894	4,302,617	4,718,302
Exercisable at the year-end	2,503,504	1,079,609	647,215
Options granted	2,259,153	3,178,216	4,722,281
Share-based payments charge | £	£ 8,632	£ 4,395	£ 584
Volatility	65.00%	70.00%	70.00%
Estimated employer tax obligation | £	£ 633	£ 491	£ 711
American Depositary Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options outstanding	2,684,233
Exercisable at the year-end	834,501